Debt and Lease Liabilities - Hedged Items (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Aug. 31, 2023 USD ($)
Debt and Lease Liabilities
Notional amount	$ 104,214,190		$ 3,657,968		$ 300,000
Open-Ended Fund
Offset against:
Foreign exchange loss derived from the hedged Warrants issued by investments in Open-Ended Fund	176,416
Designated as hedging instruments
Debt and Lease Liabilities
Notional amount	44,005,755	$ 43,000,795	2,108,700	$ 2,539,500
Recognized in:
Comprehensive (loss) gain	(9,122,973)	6,683,712
Total foreign exchange (loss) gain derived from hedging Senior Notes	(9,122,973)	6,683,712
Offset against:
Total foreign currency translation and foreign exchange loss derived from hedged assets	9,122,973	(6,683,712)
Designated as hedging instruments | Investment in shares of TelevisaUnivision
Offset against:
Foreign exchange loss derived from the hedged Warrants issued by investments in Open-Ended Fund	8,946,557	(6,585,695)
Designated as hedging instruments | Open-Ended Fund
Offset against:
Foreign exchange loss derived from the hedged Warrants issued by investments in Open-Ended Fund	176,416	(98,017)
Designated as hedging instruments | Hedge of a net investment in a foreign operation | Investment in shares of TelevisaUnivision
Debt and Lease Liabilities
Notional amount	43,220,986	42,326,344	2,071,100	2,499,700
Designated as hedging instruments | Fair value hedge | Open-Ended Fund
Debt and Lease Liabilities
Notional amount	$ 784,769	$ 674,451	$ 37,600	$ 39,800